Concentrations of Credit Risk (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Total net revenues from commissions and fees | Customer concentration
Concentrations of Credit Risk
Concentration risk amount	697,361	634,091	562,294
Concentration risks (as a percent)	46.00%	51.00%	52.00%
Total net revenues from commissions and fees | Customer concentration | Minimum
Concentrations of Credit Risk
Percentage required for qualification as major customer	10.00%
Total net revenues from commissions and fees | Customer concentration | PICC
Concentrations of Credit Risk
Concentration risk amount	331,556	275,785	225,834
Concentration risks (as a percent)	22.00%	22.00%	21.00%
Total net revenues from commissions and fees | Customer concentration | China Pacific Property Insurance Co., Ltd
Concentrations of Credit Risk
Concentration risk amount	184,717	202,215	196,481
Concentration risks (as a percent)	12.00%	16.00%	18.00%
Total net revenues from commissions and fees | Customer concentration | Ping An Property & Casualty Insurance Company of China, Ltd
Concentrations of Credit Risk
Concentration risk amount	181,088	156,091	139,979
Concentration risks (as a percent)	12.00%	13.00%	13.00%
Accounts receivable | Credit concentration
Concentrations of Credit Risk
Concentration risk amount	49,003	97,081
Concentration risks (as a percent)	28.00%	40.00%
Accounts receivable | Credit concentration | Minimum
Concentrations of Credit Risk
Percentage required for qualification as major customer	10.00%
Accounts receivable | Credit concentration | PICC
Concentrations of Credit Risk
Concentration risk amount	31,982	34,572
Concentration risks (as a percent)	18.00%	14.00%
Accounts receivable | Credit concentration | Aviva-Cofco
Concentrations of Credit Risk
Concentration risk amount	17,021	62,509
Concentration risks (as a percent)	10.00%	26.00%